Share-Based Payment - Schedule of Valued Based on the Trading Price Date of Issue with Overall Cost Spread Over the Vesting Period (Details)	12 Months Ended
	Jun. 30, 2026 $ / shares	Jun. 30, 2025
Schedule of Valued Based on the Trading Price Date of Issue with Overall Cost Spread Over the Vesting Period [Line Items]
Number of RSU’s	7,470,000
Consultant [Member] | RSU’s [Member]
Schedule of Valued Based on the Trading Price Date of Issue with Overall Cost Spread Over the Vesting Period [Line Items]
Number of RSU’s	50,000
Grant date	Apr. 16, 2026
Fair value at grant date $ per right	$ 9.27
Vesting Date	Apr. 30, 2027
Consultant [Member] | RSUs to consultant [Member]
Schedule of Valued Based on the Trading Price Date of Issue with Overall Cost Spread Over the Vesting Period [Line Items]
Number of RSU’s	60,000
Grant date	Apr. 16, 2026
Fair value at grant date $ per right	$ 2.67
Vesting Date	Oct. 31, 2026
Consultant One [Member] | RSU’s [Member]
Schedule of Valued Based on the Trading Price Date of Issue with Overall Cost Spread Over the Vesting Period [Line Items]
Number of RSU’s	50,000
Grant date	Apr. 16, 2026
Fair value at grant date $ per right	$ 9.27
Vesting Date	Apr. 30, 2028
Consultant One [Member] | RSUs to consultant [Member]
Schedule of Valued Based on the Trading Price Date of Issue with Overall Cost Spread Over the Vesting Period [Line Items]
Number of RSU’s	60,000
Grant date	Apr. 16, 2026
Fair value at grant date $ per right	$ 4.42
Vesting Date	Oct. 31, 2027
Consultant Two [Member] | RSU’s [Member]
Schedule of Valued Based on the Trading Price Date of Issue with Overall Cost Spread Over the Vesting Period [Line Items]
Number of RSU’s	50,000
Grant date	Apr. 16, 2026
Fair value at grant date $ per right	$ 9.27
Vesting Date	Apr. 30, 2029
Consultant Two [Member] | RSUs to consultant [Member]
Schedule of Valued Based on the Trading Price Date of Issue with Overall Cost Spread Over the Vesting Period [Line Items]
Number of RSU’s	60,000
Grant date	Apr. 16, 2026
Fair value at grant date $ per right	$ 5.06
Vesting Date	Oct. 31, 2028
Alberta Inc [Member] | Shares to Suppliers [Member]
Schedule of Valued Based on the Trading Price Date of Issue with Overall Cost Spread Over the Vesting Period [Line Items]
Number of RSU’s	100,000
Grant date	Oct. 08, 2025
Fair value at grant date $ per right	$ 11.79
Vesting Date	Jun. 30, 2026
Alberta Inc One [Member] | Shares to Suppliers [Member]
Schedule of Valued Based on the Trading Price Date of Issue with Overall Cost Spread Over the Vesting Period [Line Items]
Number of RSU’s	400,000
Grant date	Oct. 03, 2025
Fair value at grant date $ per right	$ 7.98
Vesting Date	Feb. 02, 2026